Income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense [abstract]
Current income tax expense	¥ 2,481,585	¥ 1,418,993	¥ 1,942,238
Deferred income tax (Note 32)	(470,330)	(775,820)	(724,712)
Total	¥ 2,011,255	¥ 643,173	¥ 1,217,526